Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Current assets:
Cash and cash equivalents	$ 34,579	$ 152,590
Restricted cash and cash equivalents and restricted bank time deposits	4,359	3,597
Short-term investments	17,507	10,434
Accounts receivable, net of allowance for credit losses of $1.6 million and $2.1 million, respectively	113,201	179,198
Contract assets, net	17,476	27,908
Inventories	25,263	14,366
Prepaid expenses and other current assets	39,339	31,970
Total current assets	251,724	420,063
Property and equipment, net	25,874	30,839
Operating lease right-of-use assets	17,559	25,031
Goodwill	126,487	158,233
Intangible assets, net	650	3,162
Deferred income taxes	823	1,548
Other assets	19,961	25,729
Total assets	443,078	664,605
Current liabilities:
Short term loan	0	100,000
Accounts payable	20,677	36,664
Accrued expenses and other current liabilities	78,297	99,774
Contract liabilities	94,882	83,158
Total current liabilities	193,856	319,596
Long-term contract liabilities	14,382	14,520
Deferred income taxes	3,031	3,447
Operating lease liabilities	10,368	17,179
Other liabilities	11,667	10,774
Total liabilities	233,304	365,516
Commitments and Contingencies
Stockholders' equity:
Common stock - $0 par value; Authorized 300,000,000 shares. Issued and outstanding 68,842,601 and 67,217,688 at January 31, 2023 and January 31, 2022, respectively	0	0
Additional paid-in capital	338,465	316,706
Accumulated deficit	(129,022)	(14,890)
Accumulated other comprehensive loss	(15,314)	(16,679)
Total Cognyte Software Ltd. stockholders' equity	194,129	285,137
Noncontrolling interest	15,645	13,952
Total stockholders’ equity	209,774	299,089
Total liabilities and stockholders’ equity	$ 443,078	$ 664,605